FSS1 P-1

                         SUPPLEMENT DATED MARCH 2, 2007
                    TO THE PROSPECTUS DATED SEPTEMBER 1, 2006
                                       OF
                            FRANKLIN STRATEGIC SERIES
        (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN FLEX CAP GROWTH FUND,
          FRANKLIN SMALL CAP GROWTH FUND II, AND FRANKLIN SMALL-MID CAP
                                  GROWTH FUND)

The prospectus is amended as follows:

I. For the Franklin Aggressive Growth Fund, the portfolio manager line-up in the "Management" section on page 14 is replaced with the following:

GRANT BOWERS, VICE PRESIDENT OF ADVISERS
Mr. Bowers has been a manager of the Fund since March 2007. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1993.

CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Herrmann has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

RAYMOND CHAN CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Chan has been a manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.


II. Effective May 1, 2007, for the Franklin Small-Mid Cap Growth Fund, the second paragraph of the "Goal and Strategies - Main Investment Strategies" section on page 57 is revised as follows:

      For this Fund, small cap companies are companies within the market capitalization range of companies in the Russell 2500(TM) Index, at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap(R) Index, at the time of purchase. As of January 31, 2007, the market capitalization range of the Russell 2500(TM) Index was $74 million to $8.681 billion and the market capitalization range of the Russell Midcap(R) Index was $1.185 billion to $20.339 billion. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market capitalization exceeds the small or mid cap measures described above.



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FSS1 SAI-1

                         SUPPLEMENT DATED MARCH 2, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 1, 2006 OF
                            FRANKLIN STRATEGIC SERIES
    (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN
        SMALL CAP GROWTH FUND II, AND FRANKLIN SMALL-MID CAP GROWTH FUND)


The statement of additional information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 28, the table is revised to add the following as of December 31, 2006:

----------------------------------------------------------------------
NAME    NUMBER     ASSETS     NUMBER     ASSETS     NUMBER   ASSETS
        OF OTHER   OF OTHER   OF OTHER   OF OTHER   OF       OF
        REGISTERED REGISTERED POOLED     POOLED     OTHER    OTHER
        INVESTMENT INVESTMENT INVESTMENT INVESTMENT ACCOUNTS ACCOUNTS
        COMPANIES  COMPANIES  VEHICLES   VEHICLES   MANAGED  MANAGED
        MANAGED    MANAGED    MANAGED    MANAGED             (X $1
                   (X $1                 (X $1               MILLION)
                   MILLION)              MILLION)
----------------------------------------------------------------------
Grant        2       312.7       0        N/A       0       N/A
Bowers
----------------------------------------------------------------------


II. Under the section, "Management and Other Services - Portfolio managers - OWNERSHIP OF FUND SHARES" on page 30, the table is revised to add the following as of December 31, 2006:


-----------------------------------------------------------------------
PORTFOLIO MANAGER           DOLLAR RANGE OF FUND SHARES BENEFICIALLY
                            OWNED
-----------------------------------------------------------------------
       Grant Bowers                   Aggressive Growth Fund
                                        $100,000-$500,000
-----------------------------------------------------------------------





               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE